Fair Value Measurements - Additional Information (Detail) (USD $)	Jun. 30, 2013 Receivables	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Number of bonds received	2
Total Debt	$ 1,154,663,000	$ 1,031,863,000
3.75% Convertible Senior Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Face amount of outstanding debt	360,000,000
Interest rate of Senior Notes	3.75%
Total Debt	340,376,000	333,039,000
Fair value of the convertible notes	358,000,000
Bonds Series A and Series B [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Number of bonds received	2
Bonds A Series [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes receivables, carrying value	90,700,000
Maturity date of notes receivable	Jul. 01, 2034
Bonds B Series [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes receivables, carrying value	61,300,000
Maturity date of notes receivable	Sep. 01, 2037
Notes receivable, fair value	$ 42,000,000